Tax and Other Claims	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Tax and Other Claims
48.	TAX AND OTHER CLAIMS

48.1.	Tax claims

The AFIP (Federal Public Revenue Agency) and tax authorities of the relevant jurisdictions have reviewed the tax returns filed by the Bank related to income tax, minimum presumed income tax and other taxes (mainly turnover tax). As a result, there are claims pending at court and/or administrative levels, either subject to discussion or appeal. The most significant claims are summarized below:

a)

AFIP’s challenges against the income tax returns filed by former Banco Bansud SA (for the fiscal years since June 30, 1995, through June 30, 1999, and of the irregular six-month period ended December 31, 1999) and by former Banco Macro SA (for the fiscal years ended since December 31, 1998, through December 31, 2000).

The matter under discussion that has not been resolved as yet and on which the regulatory agency bases its position is the impossibility of deducting credits that have collateral security, an issue that has been addressed by the Federal Administrative Tax Court and CSJN in similar cases, which have issued resolutions that are favorable to the Bank’s position.

b)	Ex-officio turnover tax assessments in progress and/or adjustments pending resolution by the tax authorities of certain jurisdictions.

c)

On February 20, 2018, the AFIP required the Bank to amend the returns in connection with employer’s contributions for the period between November 2012 to December 2016, or otherwise explain the reasons why it had applied the tax rate set forth in Section 2b) of Presidential Decree No. 814/01 (text as per Section 9 of Law No. 25,453). On March 14, 2018, the Bank submitted a detailed explanation of the grounds supporting its position. As of the date hereof, the Bank has not received an answer from the AFIP. In the understanding of the Bank’s management and its tax advisors and legal counsel, no amount for employer’s contributions should be claimed for the indicated periods.

The Bank’s Management and its legal counsel consider no further significant accounting effects could arise from the final outcome of the above mentioned proceedings other than those disclosed in these consolidated financial statements.

48.2.

In addition, before merging with and into the Bank, Banco Privado de Inversiones SA (BPI) had a pending class action styled “Adecua v. Banco Privado de Inversiones on ordinary proceedings”, File No. 19073/2007, pending with Commercial Court No. 3 in and for the City of Buenos Aires, Clerk’s Office No. 5, whereby it was required to reimburse to its clients the life insurance amounts overcharged to amounts payable, as well as to reduce the amounts charged in this regard in the future; this legal proceeding was concluded upon the abovementioned merger because BPI complied in full with the terms of the court-approved agreement reached with Adecua before answering the complaint. However, in March 2013, when BPI had already been merged with and into the Bank, the trial court resolved to amend the terms of the agreement and ordered the reimbursement of amounts of money to a larger number of clients as compared to the number arising from the terms approved by the court in due time. Such resolution was appealed by the Bank as BPI’s surviving company. The appeal was dismissed by the Court of Appeals, which abrogated both the trial court decision and the court-approved agreement, thus ordering the Bank to answer the complaint. This gave rise to the filing of an extraordinary appeal against such decision, as well as the subsequent filing of a complaint for the extraordinary appeal denied. It is currently pending with the Argentine Supreme Court.

Moreover, the Bank is also subject to three class actions initiated by consumers’ associations for the same purpose: a) Adecua v, Banco Macro on ordinary proceedings, File No. 20495/2007, pending with Commercial Court No. 7 in and for the City of Buenos Aires, Clerk’s Office No. 13; b) Damnificados Financieros Asociación Civil Para Su Defensa et al v, Banco Macro on summary proceedings, File No. 37729/2007, pending with Commercial Court No. 7 in and for the City of Buenos Aires, Clerk’s Office No. 13; c) Unión de Usuarios y Consumidores v. Nuevo Banco Bisel on ordinary proceedings, File No. 44704/2008, pending with Commercial Court No. 26 in and for the City of Buenos Aires, Clerk’s Office No. 52.

There are also other class actions initiated by consumer protection associations in relation to the collection of certain commissions and/or financial charges or practices and certain withholdings made by the Bank to individuals as Buenos Aires City stamp tax withholding agent.

Furthermore, there is a case challenging the Bank for charging credit card users until December 2014 a commission for “purchase limit excess” that consisted of a percentage over the purchase limit excess amount. It is styled “User and Consumer Union et. al v. Banco Macro SA on summary proceedings” [Unión de Usuarios y Consumidores y otro c/ Banco Macro SA s/ Sumarísimo], file No. 31958/2010, pending with Commercial Court No. 1 in and for the City of Buenos Aires, Clerk’s Office No 1. On 03/15/2019 a court order was passed against the Bank from a trial court that ordered the reimbursement for all the collected amounts for such items plus VAT and interests. Although this court decision shall be appealed, the Bank understands that it is lowly likely that a favorable ruling shall be obtained from the trial court, as the Bank became aware that the Court of Appeals approved related actions against other two banks.

The Bank’s Management and its legal counsel consider no further significant accounting effects could arise from the final outcome of the above-mentioned proceedings other than those disclosed in these financial statements.